SEASONS SERIES TRUST

SA T. Rowe Price Growth Stock Portfolio

21650 Oxnard Street, Suite 750

Woodland Hills, California 91367

(800-445-7862)

December 17, 2024

Dear Contract Owner:

We are writing to inform you of an important matter concerning your investment in the SA T. Rowe Price Growth Stock Portfolio (the “TRP Growth Stock Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust ( “SST”).

At a meeting held on December 11, 2024, the Board of Trustees of SST (the “Board” or the “Board of Trustees”), including a majority of the Trustees who are not “interested persons” of SST, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), on behalf of the Target Portfolio, approved a reorganization pursuant to which the Target Portfolio will be reorganized with and into the SA MFS Blue Chip Growth Portfolio (the “MFS Blue Chip Growth Portfolio” and together with the TRP Growth Stock Portfolio, the “Portfolios” and each, a “Portfolio), a series of SunAmerica Series Trust ( “SAST” and together with SST, the “Trusts” and each, a “Trust”). Shareholders were first notified of the reorganization on December 13, 2024 in a supplement to the Target Portfolio’s then effective Prospectus and Summary Prospectus.

In approving the reorganization, the Board, including a majority of the Independent Trustees, concluded that: (i) the reorganization is in the best interests of TRP Growth Stock Portfolio; and (ii) the interests of the shareholders of TRP Growth Stock Portfolio will not be diluted as a result of the reorganization. In the reorganization, your TRP Growth Stock Portfolio shares would be exchanged for the same class of shares of the MFS Blue Chip Growth Portfolio with the same aggregate net asset value of the TRP Growth Stock Portfolio shares that you currently hold. It is currently anticipated that the reorganization will be effected on a tax-free basis for federal income tax purposes.

SunAmerica Asset Management, LLC (“SunAmerica”), each Portfolio’s investment adviser, believes that shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of the Target Portfolio to combine the Target Portfolio’s assets with a fund with a lower expense structure. SunAmerica believes that the MFS Blue Chip Growth Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with the Target Portfolio.

NO ACTION ON YOUR PART IS REQUIRED REGARDING THE REORGANIZATION. YOU WILL AUTOMATICALLY RECEIVE SHARES OF THE MFS BLUE CHIP GROWTH PORTFOLIO IN EXCHANGE FOR YOUR SHARES OF THE TARGET PORTFOLIO AS OF THE CLOSING DATE. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

If you have any questions regarding the attached Combined Information Statement/Prospectus or other materials, please contact SunAmerica at 1-800-445-7862.

Sincerely,

/s/ John T. Genoy

John T. Genoy

President

SunAmerica Asset Management, LLC

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Information Statement/Prospectus. For your convenience, we have provided a brief overview of certain information related to the Reorganization (as defined below).

Q:	What is happening?

A:

The SA T. Rowe Price Growth Stock Portfolio (the “TRP Growth Stock Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust (“SST”), will be reorganizing into the SA MFS Blue Chip Growth Stock Portfolio (the “MFS Blue Chip Growth Portfolio” or the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), a series of SunAmerica Series Trust (“SAST” and together with SST, the “Trusts” and each, a “Trust”), pursuant to an agreement and plan of reorganization (the “Reorganization”).

Although you are not directly a shareholder of the Target Portfolio, but rather the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC” and collectively with USL and AGL, the “Life Companies”) (the “Separate Accounts”), we refer to Contract Owners as “shareholders.”

Upon completion of the Reorganization, shares of the TRP Growth Stock Portfolio will be exchanged for shares of the MFS Blue Chip Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your “Variable Contract” will be credited with shares of the MFS Blue Chip Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the TRP Growth Stock Portfolio held under your Variable Contract on that date. After such date, the TRP Growth Stock Portfolio will be terminated as a series of SST. Please refer to the Combined Information Statement/Prospectus for a detailed explanation of the Reorganization and for a more complete description of the MFS Blue Chip Growth Portfolio.

Q:	Why did the Board of Trustees approve the Reorganization?

A:

After careful consideration, the Board of Trustees of SST (the “Board of Trustees”) has determined that the Reorganization is in the best interests of the TRP Growth Stock Portfolio and that the TRP Growth Stock Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The Board of Trustees has determined that shareholders of the TRP Growth Stock Portfolio may benefit from the following:

(i) Shareholders of each Portfolio will remain invested in an open-end fund that invests in growth equity securities and has higher net assets;

(ii) The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fund costs, such as printing shareholder reports and prospectuses, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund);

(iii) The combined fund will have projected total annual fund operating expenses that are expected to be below those of the TRP Growth Stock Portfolio prior to the Reorganization;

(iv) The combined fund will have a lower management fee rate than the management fee rate of the TRP Growth Stock Portfolio; and

(v) Shareholders of the TRP Growth Stock Portfolio will be invested in a fund that has a better long-term (i.e., 5-year and 10-year) performance history, despite not having better performance over the most recent 1-year period.

Q:	How will the Reorganization affect me?

A:

In the Reorganization, substantially all of the assets and liabilities of the TRP Growth Stock Portfolio will be combined with, those of the MFS Blue Chip Growth Portfolio. Shares of the TRP Growth Stock Portfolio will be exchanged for shares of the MFS Blue Chip Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of the TRP Growth Stock Portfolio but will own shares of the MFS Blue Chip Growth Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the MFS Blue Chip Growth Portfolio than you did of the TRP Growth Stock Portfolio because the MFS Blue Chip Growth Portfolio is significantly larger than the TRP Growth Stock Portfolio.

Q:	In the Reorganization, will I receive the same class of shares of the MFS Blue Chip Growth Portfolio as the shares of the TRP Growth Stock Portfolio that I now hold?

A:	Yes. You will receive the same class of shares of the MFS Blue Chip Growth Portfolio as the shares you own of the TRP Growth Stock Portfolio.

Q:	Will I own the same number of shares of the MFS Blue Chip Growth Portfolio as I currently own of my TRP Growth Stock Portfolio?

A:

No. However, you will receive shares of the MFS Blue Chip Growth Portfolio with the same aggregate net asset value as the shares of the TRP Growth Stock Portfolio you own prior to the Reorganization. The number of shares you receive will depend on the relative net asset value of the shares of the TRP Growth Stock

Portfolio and the MFS Blue Chip Growth Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the MFS Blue Chip Growth Portfolio is lower than the net asset value of the corresponding share class of the TRP Growth Stock Portfolio, you will receive a greater number of shares of the MFS Blue Chip Growth Portfolio in the Reorganization than you held in the TRP Growth Stock Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the MFS Blue Chip Growth Portfolio is higher than the net asset value of the corresponding share class of the TRP Growth Stock Portfolio, you will receive fewer shares of the MFS Blue Chip Growth Portfolio in the Reorganization than you held in the TRP Growth Stock Portfolio before the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:

Your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the MFS Blue Chip Growth Portfolio, which is a series of SAST. The shareholder services available to you after the Reorganization will be identical.

Q:	Who will advise the MFS Blue Chip Growth Portfolio once the Reorganization is completed?

A:

As you know, the TRP Growth Stock Portfolio is advised by SunAmerica Asset Management, LLC (“SunAmerica”). The MFS Blue Chip Growth Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the Reorganization is completed. The TRP Growth Stock Portfolio is currently subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), and the MFS Blue Chip Growth Portfolio is currently subadvised by Massachusetts Financial Services Company (“MFS” or the “Subadviser”). The combined fund will continue to be advised by SunAmerica and subadvised by MFS following the completion of the Reorganization.

Q:	How will the Reorganization affect Portfolio expenses?

A:

Following the Reorganization, the MFS Blue Chip Growth Portfolio’s projected total annual operating expenses are expected to be below those of the TRP Growth Stock Portfolio with respect to each class of shares.

Q:	What will I have to do to open an account in the MFS Blue Chip Growth Portfolio? What happens to my account in the Reorganization?

A:

In the Reorganization, your shares automatically will be converted into shares of the MFS Blue Chip Growth Portfolio on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the MFS Blue Chip Growth

Portfolio as you currently hold of the TRP Growth Stock Portfolio. The aggregate net asset value of the shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

SunAmerica has reviewed the portfolio holdings of the TRP Growth Stock Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion of the holdings of the TRP Growth Stock Portfolio (approximately 28%) in connection with the Reorganization, all of which are expected to be disposed of immediately prior to the Reorganization. The extent of these anticipated sales is primarily to align the holdings of the Target Portfolio with those of the Acquiring Portfolio and to minimize any tax effects and transaction costs to Acquiring Portfolio shareholders in connection with the realignment. The TRP Growth Stock Portfolio will pay the transaction costs relating to the realignment of its portfolio that occurs prior to the Reorganization and may deviate from its principal investment strategies during this period. With respect to transaction costs relating to any realignment of Target Portfolio portfolio securities that occurs immediately following the Reorganization, these costs will be borne by shareholders of the combined fund. SunAmerica has estimated that the brokerage commissions and transaction costs relating to the realignment of the TRP Growth Stock Portfolio will be approximately $12,600 (which would be $0.001 per share).

The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the TRP Growth Stock Portfolio’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the TRP Growth Stock Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the combined fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract Owners will not be taxed on such distributions to the Separate Accounts of the Life Companies, although they may be subject to tax upon redemption from Variable Contracts.

Q:	Who will pay for the Reorganization?

A:

It is currently estimated that the total expenses of the Reorganization will be approximately $163,000. SunAmerica and the Target Portfolio will split such expenses evenly, resulting in the Target Portfolio paying approximately $81,500 in expenses. However, SunAmerica or its affiliates will not pay any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the closing of the Reorganization. Please refer to “Information About the Reorganization – Expenses of the Reorganization” for additional information about the expenses associated with the Reorganization.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur during the second quarter of 2025.

Q:	Whom do I contact if I have questions?

A:	Please call SunAmerica at 1-800-445-7862.

Important additional information about the Reorganization is set forth in the accompanying Combined Information Statement/Prospectus. Please read it carefully.

COMBINED INFORMATION STATEMENT/PROSPECTUS

SEASONS SERIES TRUST

SA T. Rowe Price Growth Stock Portfolio

SUNAMERICA SERIES TRUST

SA MFS Blue Chip Growth Stock Portfolio

21650 Oxnard Street, Suite 750

Woodland Hills, California 91367

(800-445-7862)

This Combined Information Statement/Prospectus is furnished to you as a shareholder of the SA T. Rowe Price Growth Stock Portfolio (the “TRP Growth Stock Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust, a Massachusetts business trust (“SST”).

At a meeting held on December 11, 2024, the Board of Trustees (the “Board” or the “Board of Trustees”) of each of SST and SunAmerica Series Trust (“SAST” and together with SST, the “Trusts” and each, a “Trust”), including a majority of the Trustees who are not “interested persons” of each Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), on behalf of the Target Portfolio and the SA MFS Blue Chip Growth Portfolio (the “MFS Blue Chip Growth Portfolio” or the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), a series of SAST, as applicable, approved a reorganization (the “Reorganization”) pursuant to which the TRP Growth Stock Portfolio will be reorganized with and into the MFS Blue Chip Growth Portfolio.

The MFS Blue Chip Growth Portfolio, following completion of the Reorganization, may be referred to as the “Combined Portfolio” in this Combined Information Statement/Prospectus. Shareholders were first notified of the Reorganization on December 13, 2024 in a supplement to the TRP Growth Stock Portfolio’s then effective Prospectus and Summary Prospectus. The investment objective of the MFS Blue Chip Growth Portfolio is long-term capital appreciation. The investment objective of the TRP Growth Stock Portfolio is long-term capital appreciation, with a secondary objective of increasing dividend income. The Portfolios, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Portfolio’s investment strategies see “Summary – Investment Objectives and Principal Investment Strategies” below.

Although you are not directly a shareholder of the TRP Growth Stock Portfolio, but rather the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC” and collectively with USL and AGL, the “Life Companies”) (the “Separate Accounts”), for purposes of the enclosed Combined Information Statement/Prospectus, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in the Target Portfolio) shall also be deemed to include holders of the Variable Contract. The Life Companies are indirect, wholly-owned subsidiaries of Corebridge Financial, Inc.

In the Reorganization, the TRP Growth Stock Portfolio will transfer its assets to the MFS Blue Chip Growth Portfolio. The MFS Blue Chip Growth Portfolio will assume substantially all of the liabilities of the TRP Growth Stock Portfolio and will issue shares to the TRP Growth Stock Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the TRP Growth Stock Portfolio. Immediately thereafter, the TRP Growth Stock Portfolio will distribute these shares of the MFS Blue Chip Growth Portfolio to its shareholders. After distributing these shares, the TRP Growth Stock Portfolio will be terminated as a series of SST. When the Reorganization is complete, TRP Growth Stock Portfolio shareholders will hold the same class of shares of the MFS Blue Chip Growth Portfolio as they currently hold of the TRP Growth Stock Portfolio. The aggregate net asset value of the MFS Blue Chip Growth Portfolio shares received in the Reorganization will equal the aggregate net asset value of the TRP Growth Stock Portfolio shares held by TRP Growth Stock Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the TRP Growth Stock Portfolio will represent a smaller percentage of ownership in the Combined Portfolio than the shares held by those in the TRP Growth Stock Portfolio prior to the Reorganization.

This Combined Information Statement/Prospectus sets forth concisely the information shareholders of the TRP Growth Stock Portfolio should know regarding the Reorganization and constitutes an offering of Class 1, Class 2 and Class 3 shares of the MFS Blue Chip Growth Portfolio only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Portfolios, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Information Statement/Prospectus:

•	the Statement of Additional Information dated December 17, 2024 (the “Reorganization SAI”), relating to this Combined Information Statement/Prospectus;

•	the Prospectus of SunAmerica Series Trust, dated May 1, 2024 (the “SAST Prospectus”), containing additional information about the MFS Blue Chip Growth Portfolio;

•	the Statement of Additional Information of SAST, dated May 1, 2024 (the “SAST SAI”), containing additional information about the MFS Blue Chip Growth Portfolio;

•	the Prospectus of Seasons Series Trust, dated July 29, 2024 (the “SST Prospectus”), containing additional information about the TRP Growth Stock Portfolio;

•	the Statement of Additional Information of Seasons Series Trust, dated July 29, 2024 (the “SST SAI”), containing additional information about the TRP Growth Stock Portfolio;

•	the Annual Report to Shareholders of SAST for the fiscal year ended January 31, 2024 (the “SAST Annual Report”), which includes the MFS Blue Chip Growth Portfolio;

•	the Annual Report to Shareholders of SST for the fiscal year ended March 31, 2024 (the “SST Annual Report”), which includes the TRP Growth Stock Portfolio;

•	the Semi-Annual Financial Statements of SAST for the six-month period ended July 31, 2024 (the “SAST Semi-Annual Financial Statements”), as filed with the SEC on Form N-CSR; and

•	the Semi-Annual Financial Statements of SST for the six-month period ended September 30, 2024 (the “SST Semi-Annual Financial Statements”), as filed with the SEC on Form N-CSR.

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the SAST Prospectus will apply to the Class 1, Class 2 and Class 3 shares to be issued by the MFS Blue Chip Growth Portfolio in connection with the Reorganization. These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

SA T. Rowe Price Growth Stock Portfolio	SA MFS Blue Chip Growth Portfolio
c/o Seasons Series Trust	c/o SunAmerica Series Trust
P.O. Box 15570	P.O. Box 15570
Amarillo, Texas 79105-5570	Amarillo, Texas 79105-5570
(800-445-7862)	(800-445-7862)

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

You also may view or obtain these documents from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

No person has been authorized to give any information or make any representation not contained in this Combined Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Combined Information Statement/Prospectus is December 17, 2024.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Information Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Information Statement/Prospectus carefully.

Each Trust is an open-end management investment company registered with the SEC. The MFS Blue Chip Growth Portfolio is a series of SAST. The TRP Growth Stock Portfolio is a series of SST. The investment objective of the MFS Blue Chip Growth Portfolio is capital appreciation. The investment objective of the TRP Growth Stock Portfolio is long-term capital appreciation, with a secondary objective of increasing dividend income.

The MFS Blue Chip Growth Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies. The TRP Growth Stock Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks of growth companies. The subadviser to the MFS Blue Chip Growth Portfolio focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). The TRP Growth Stock Portfolio generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. Both Portfolios are non-diversified, as defined in the 1940 Act.

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) serves as investment adviser for each Portfolio. Massachusetts Financial Services Company (“MFS”) serves as the subadviser for the MFS Blue Chip Growth Portfolio and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with MFS, the “Subadvisers” and each, a “Subadviser”) serves as the subadviser for the TRP Growth Stock Portfolio.

The Board of Trustees of each Trust, including a majority of the Trustees who are not “interested persons” of each Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved the Reorganization, on behalf of each of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio, as applicable. The Reorganization provides for:

•

the transfer of all the assets of the TRP Growth Stock Portfolio to the MFS Blue Chip Growth Portfolio in exchange for the assumption by the MFS Blue Chip Growth Portfolio of substantially all of the liabilities of the TRP Growth Stock Portfolio and Class 1, Class 2 and Class 3 shares of the MFS

Blue Chip Growth Portfolio having an aggregate net asset value equal to the value of the assets of the TRP Growth Stock Portfolio acquired by the MFS Blue Chip Growth Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 1, Class 2 and Class 3 shares of the MFS Blue Chip Growth Portfolio to the TRP Growth Stock Portfolio’s shareholders; and

•	the termination of the TRP Growth Stock Portfolio as a series of SST.

Upon completion of the Reorganization, the TRP Growth Stock Portfolio’s shareholders will hold shares of the same class of the MFS Blue Chip Growth Portfolio as they currently hold of the TRP Growth Stock Portfolio with an aggregate net asset value equal to the aggregate net asset value of TRP Growth Stock Portfolio shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganization

SunAmerica believes that, with respect to the Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of the TRP Growth Stock Portfolio to combine its assets with a Portfolio with a larger asset base, a lower expense structure and a better long-term performance history.

It is anticipated that the gross and net operating expense ratios for the Combined Portfolio will be lower than the current total annual operating expense ratios for the TRP Growth Stock Portfolio. SunAmerica believes that continuing to operate the TRP Growth Stock Portfolio as currently constituted is not in the best interests of the TRP Growth Stock Portfolio.

In approving the Reorganization, the Board of Trustees of each Trust, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Portfolio and that the interests of each Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees of each Trust considered the Reorganization proposals at a meeting held on December 11, 2024, and the entire Board of Trustees, including the Independent Trustees, unanimously approved the Reorganization with respect to the relevant Portfolio. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Trustees of each Trust with regard to the Reorganization include, but are not limited to, the following:

•

The differences in the respective investment objectives of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio. The fact that certain strategies of the TRP Growth Stock Portfolio and MFS Blue Chip Growth Portfolio are compatible, while others are different. The Board of Trustees of each Trust considered the principal differences in investment objective and investment strategy between the MFS Blue Chip Growth Portfolio and the TRP Growth Stock Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the TRP Growth Stock Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of the TRP Growth Stock Portfolio.

•

The personnel of SunAmerica and the relevant Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•

The relative performance histories of each Portfolio over different time periods compared with each other. The Trustees considered that the Acquiring Portfolio had a better long-term (i.e., 5-year and 10-year) performance history, despite not having better performance over the most recent 1-year period.

•	The relative size of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio, and the prospects for further growth and long-term viability of the TRP Growth Stock Portfolio.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the TRP Growth Stock Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the TRP Growth Stock Portfolio own immediately prior to the Reorganization, and that shareholders of the TRP Growth Stock Portfolio will not be diluted as a result of the Reorganization.

•

The fact that a substantial portion of the portfolio holdings of the TRP Growth Stock Portfolio would be sold before or immediately following the Reorganization and the estimated brokerage commissions and other portfolio transaction costs and capital gains, if any, relating to the realignment of the TRP Growth Stock Portfolio’s portfolio prior to, or immediately following, the Reorganization.

•

The fact that SunAmerica or its affiliates and the Target Portfolio will each pay half of the expenses incurred in connection with the Reorganization, including half of all direct and indirect expenses and out-of-pocket costs, other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

Investment Objectives and Principal Investment Strategies

Investment Objectives. The investment objective of the MFS Blue Chip Growth Portfolio is capital appreciation. The investment objective of the TRP Growth Stock Portfolio is long-term capital appreciation, with a secondary objective of increasing dividend income.

Principal Investment Strategies. The MFS Blue Chip Growth Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies. The TRP Growth Stock Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks of growth companies. The subadviser to the MFS Blue Chip Growth Portfolio focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). The TRP Growth Stock Portfolio generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. The subadviser to the MFS Blue Chip Growth Portfolio normally invests the Portfolio’s assets across different industries and sectors, but the subadviser may invest a significant percentage of the Portfolio’s assets in a single industry or sector. The TRP Growth Stock Portfolio may at times invest significantly in certain sectors, such as the information technology, consumer discretionary, and communication services sectors. The MFS Blue Chip Growth Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets. The TRP Growth Stock Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%). Both Portfolios are non-diversified.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the MFS Blue Chip Growth Portfolio.

Comparison. A principal difference between the Portfolios is that the MFS Blue Chip Growth Portfolio’s 80% investment policy requires the Portfolio to invest at least 80% of its net assets in common stocks of large-cap companies, while the TRP Growth Stock Portfolio does not have such a policy, but generally seeks investments in stocks of large-capitalization companies.

While the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives.

For a discussion of the principal and other investment risks associated with an investment in the MFS Blue Chip Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the holdings of the TRP Growth Stock Portfolio. SunAmerica anticipates, based on this review, the disposition of a substantial portion (approximately 28%) of the TRP Growth Stock Portfolio’s holdings before the closing of the Reorganization. The extent of these anticipated sales is primarily to align the holdings of the Target Portfolio with those of the Acquiring Portfolio and to minimize any tax effects and transaction costs to Acquiring Portfolio shareholders in connection with the realignment. SunAmerica anticipates estimated transaction costs of approximately $12,600 will be incurred associated with restructuring the portfolio holdings of the TRP Growth Stock Portfolio in connection with the Reorganization.

At a meeting of the Board of SAST held on December 11, 2024, the Board approved a change in the name of MFS Blue Chip Growth Portfolio to the SA MFS Large Cap Growth Portfolio, and a change in the MFS Blue Chip Growth Portfolio’s 80% investment policy. Effective on or about April 28, 2025, the MFS Blue Chip Growth Portfolio’s name will change to SA MFS Large Cap Growth Portfolio, and the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of large-capitalization companies. Effective December 11, 2025, the Portfolio will also have a policy to invest 80% of its net assets in securities of growth companies.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio

•  The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks of growth companies.

•  The Portfolio may at times invest significantly in certain sectors, such

•  The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies. “Blue chip”

TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio

as the information technology, consumer discretionary, and communication services sectors. The Portfolio generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. As growth investors, Portfolio management believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price.

companies are generally well- established in their respective industries in the view of the Portfolio’s subadviser. These companies generally exhibit, in the opinion of the Portfolio’s subadviser, characteristics such as strong management teams, sound financial fundamentals, and a defendable business model. The subadviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

•  Effective on or about April 28, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of large-capitalization companies. For purposes of such policy, the Portfolio will consider large capitalization companies to be those with market capitalizations similar to companies in the Russell 1000® Index. Effective December 11, 2025, the Portfolio will also invest 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third- party growth index providers or

TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio

third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

•  In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

•  The subadviser uses an active bottom-up approach to buying and selling investments for the Portfolio. Investments are selected primarily based on blending fundamental and quantitative research. The subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The subadviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where the subadviser believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. The subadviser uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors to determine a quantitative rating for an issuer.

TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio

•  The subadviser combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When a fundamental rating is not available, the subadviser treats the issuer as having a neutral fundamental rating. (The subadviser’s quantitative research generates ratings on a greater number of issuers than the subadviser’s fundamental research.)

•  The subadviser constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the Portfolio’s holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. The goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index (the Index). Tracking error generally measures how the differences between the Portfolio’s returns and the Index’s returns have varied over a period of time. A lower tracking error means that there is generally less variation between the Portfolio’s returns compared to an index that represents the Portfolio’s investment universe. Third party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the Portfolio.

TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio
• The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).

•  The Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets. The subadviser normally invests the Portfolio’s assets across different industries and sectors, but the subadviser may invest a significant percentage of the Portfolio’s assets in a single industry or sector.

• The Portfolio is non-diversified.	• The Portfolio is non-diversified.

Additional Information About the Acquiring Fund’s Investment Strategies. The MFS Blue Chip Growth Portfolio’s investment goal is capital appreciation.

From time to time, certain Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goal.

Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the MFS Blue Chip Growth Portfolio through one of the Variable Contracts. Percentage limitations may be calculated based on the MFS Blue Chip Growth Portfolio’s total or net assets. “Total assets” means net assets plus liabilities (e.g., borrowings). References to “net assets” take into account any borrowings for investment purposes by the MFS Blue Chip Growth Portfolio. If not specified as net assets, the percentage is calculated based on total assets.

The principal investment goal and strategies for the MFS Blue Chip Growth Portfolio are non-fundamental and may be changed by the Board of SAST without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to the MFS Blue Chip Growth Portfolio’s investment goal or to its investment strategy that requires 80% of its net assets to be invested in certain securities.

The MFS Blue Chip Growth Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

“Blue chip” companies are firms that are generally well-established in their respective industries in the view of the Portfolio’s subadviser. These companies generally exhibit, in the opinion of the MFS Blue Chip Growth Portfolio’s subadviser, characteristics such as strong management teams, sound financial fundamentals, and a defendable business model.

The MFS Blue Chip Growth Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets. The subadviser normally invests the MFS Blue Chip Growth Portfolio’s assets across different industries and sectors, but the subadviser may invest a significant percentage of the MFS Blue Chip Growth Portfolio’s assets in a single industry or sector.

The subadviser focuses on investing the MFS Blue Chip Growth Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (“growth companies”). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The subadviser uses an active bottom-up approach to buying and selling investments for the MFS Blue Chip Growth Portfolio. Investments are selected primarily based on blending fundamental and quantitative research. The subadviser uses fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions to determine a fundamental rating for an issuer. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The subadviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. The subadviser uses quantitative analysis, including quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors to determine a quantitative rating for an issuer.

The subadviser combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When a fundamental rating is not available, the subadviser treats the issuer as having a neutral fundamental rating. (The subadviser’s quantitative research generates ratings on a greater number of issuers than the subadviser’s fundamental research.)

The subadviser constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the MFS Blue Chip Growth Portfolio’s holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. The goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index (the Index). Tracking error generally measures how the differences between the MFS Blue Chip Growth Portfolio’s returns and the Index’s returns have varied over a period of time. A lower tracking error means that there is generally less variation between the MFS Blue Chip Growth Portfolio’s returns compared to an index that represents the Portfolio’s investment universe. Third party quantitative risk models are used in the portfolio construction process and to measure the predicted tracking error of the MFS Blue Chip Growth Portfolio.

For purposes of the MFS Blue Chip Growth Portfolio’s 80% policy, net assets include the amount of any borrowings for investment purposes.

The MFS Blue Chip Growth Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

The MFS Blue Chip Growth Portfolio may also invest in options and futures, small- and mid-cap stocks and may make short-term investments (up to 20% of assets). Additional risks that the MFS Blue Chip Growth Portfolio may be subject to are as follows:

•	Counterparty risk

•	Cybersecurity risk

•	Derivatives risk

•	Market Capitalization – Mid-Cap Companies Risk

•	Market Capitalization Risk – Small-Cap Companies Risk

Fees and Expenses

Following the completion of the Reorganization, shareholders of the TRP Growth Stock Portfolio will receive the same class of shares of MFS Blue Chip Growth Portfolio as they currently hold in the TRP Growth Stock Portfolio.

Fee Table of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio and the Pro Forma Combined Portfolio

(as of January 31, 2024 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios. The percentages presented in the fee table for the Target Portfolio are based on fees and expenses incurred during the 12-month period ended March 31, 2024. The percentages presented in the fee table for the Acquiring Portfolio are based on fees and expenses incurred during the 12-month period ended January 31, 2024. The percentages presented in the fee table for the Pro

Forma Combined Portfolio are based on estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Portfolio for the 12-month period ended January 31, 2024, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio
	Class 1	Class 1	Class 1	Class 2	Class 2	Class 2
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.85%	0.66%	0.64%	0.85%	0.66%	0.64%
Service (12b-1) Fees	None	None	None	0.15%	0.15%	0.15%
Other Expenses	0.07%	0.04%	0.04%	0.07%	0.04%	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.92%	0.70%	0.68%	1.07%	0.85%	0.83%
Fee Waivers and/or Expense Reimbursements[1]	-0.05%	None	None	-0.05%	None	None
Total Annual Portfolio Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.87%	0.70%	0.68%	1.02%	0.85%	0.83%

	Actual
	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets):
Management Fee	0.85%	0.66%	0.64%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.07%	0.04%	0.04%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.17%	0.95%	0.93%
Fee Waivers and/or Expense Reimbursements[1]	-0.05%	None	None
Total Annual Portfolio Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.12%	0.95%	0.93%

[1]

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica has contractually agreed to waive a portion of its advisory fee for the TRP Growth Stock Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.80% on the first $250 million, 0.75% on the next $250 million, and 0.70% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2026 only with the approval of the Board of SST, including a majority of the Independent Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. This Example assumes that an investor invests $10,000 in the relevant Portfolio for the time periods indicated and then redeems all of its shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and, with respect to the TRP Growth Stock Portfolio, that all contractual expense limitations and fee waivers remain in effect only for the period ended July 31, 2026. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, an investor’s costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1
Target Portfolio	$89	$288	$504	$1,127
Acquiring Portfolio	$72	$224	$390	$871
Pro Forma Combined Portfolio	$69	$218	$379	$847
Class 2
Target Portfolio	$104	$335	$585	$1,301
Acquiring Portfolio	$87	$271	$471	$1,049
Pro Forma Combined Portfolio	$85	$265	$460	$1,025
Class 3
Target Portfolio	$114	$367	$639	$1,416
Acquiring Portfolio	$97	$303	$525	$1,166
Pro Forma Combined Portfolio	$95	$296	$515	$1,143

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect a Portfolio’s performance. During its most recent fiscal year, each Portfolio had the following portfolio turnover rate of the average value of its portfolio:

Fund	Rate
Acquiring Portfolio	43%
Target Portfolio	25%

Principal Investment Risks

The Portfolios are subject to certain similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risks in the other Portfolio) are set out in the table below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”

	TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio
Principal Risks	• Management Risk • Equity Securities Risk • Growth Stock Risk • Foreign Investment Risk • Market Risk • Issuer Risk • Non-Diversification Risk • Information Technology Sector Risk • Sector Risk

•  Management Risk

•  Equity Securities Risk

•  Growth Stock Risk

•  Foreign Investment Risk

•  Market Risk

•  Issuer Risk

•  Non-Diversification Risk

•  Large-Cap Companies Risk

•  Emerging Markets Risk

•  Quantitative Investing Risk

•  Active Trading Risk

•  ESG Investment Risk

•  Affiliated Funds Rebalancing Risk

You will find additional descriptions of specific risks in the prospectus and statement of additional information for the Portfolios.

As with any mutual fund, there can be no assurance that each Portfolio’s investment objective will be met or that the net return on an investment in the Portfolio will exceed what could have been obtains through other investment or savings vehicles. Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Portfolio goes down, you could lose money.

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, none of the TRP Growth Stock Portfolio, the MFS Blue Chip Growth Portfolio, or their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the TRP Growth Stock Portfolio or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of the Reorganization, the Trust, on behalf of the MFS Blue Chip Growth Portfolio, and the Trust, on behalf of the TRP Growth Stock Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio are identical.

COMPARISON OF THE PORTFOLIOS

Principal and Non-Principal Investment Risks

The Portfolios are subject to certain similar principal and non-principal investment risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	TRP Growth Stock Portfolio	MFS Blue Chip Growth Portfolio
Principal Risks	• Management Risk • Equity Securities Risk • Growth Stock Risk • Foreign Investment Risk • Market Risk • Issuer Risk • Non-Diversification Risk • Information Technology Sector Risk • Sector Risk

•  Management Risk

•  Equity Securities Risk

•  Growth Stock Risk

•  Foreign Investment Risk

•  Market Risk

•  Issuer Risk

•  Non-Diversification Risk

•  Large-Cap Companies Risk

•  Emerging Markets Risk

•  Quantitative Investing Risk

•  Active Trading Risk

•  ESG Investment Risk

•  Affiliated Funds Rebalancing Risk

Non-Principal Risks

•  Cybersecurity Risk

•  Derivatives Risk

•  Market Capitalization Risk

•  Mid-Cap Companies Risk

•  Depositary Receipts Risk

•  ESG Investment Risk

•  Fixed Income Securities Risk – Bonds Risk

•  Fixed Income Securities Risk – Interest Rate Risk

•  Initial Public Offering (“IPO”) Risk

•  Illiquidity Risk

•  Investment Company Risk

•  Money Market Securities Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Privately Placed Securities Risk

•  U.S. Government Obligations Risk

• Cybersecurity Risk • Derivatives Risk • Market Capitalization Risk – Mid-Cap Companies Risk • Market Capitalization Risk – Small-Cap Companies Risk • Counterparty Risk

The following discussion describes the principal risks that may affect the MFS Blue Chip Growth Portfolio and, therefore, the Combined Portfolio. You will find additional descriptions of specific risks in the SAST Prospectus.

As with any mutual fund, there can be no assurance that the MFS Blue Chip Growth Portfolio’s investment objective will be met or that the net return on an investment in the MFS Blue Chip Growth Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the MFS Blue Chip Growth Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the MFS Blue Chip Growth Portfolio goes down, you could lose money.

The following are the principal investment risks associated with the MFS Blue Chip Growth Portfolio and, therefore, also with the Combined Portfolio:

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Growth Stock Risk. The Portfolio invests substantially in growth style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.

ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk may be increased because the effect of each security on the Portfolio’s performance is greater.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Fundamental Investment Restrictions

The TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio have identical fundamental investment restrictions. After the Reorganization, SunAmerica will manage the Combined Portfolio pursuant to the investment restrictions of the MFS Blue Chip Growth Portfolio. The complete list of the fundamental investment restrictions of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio is set out in Appendix A.

Performance Information

The following bar charts and tables illustrate the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future. For more information concerning the performance of the Portfolios, please refer to the SAST Prospectus, the SAST Annual Report and the SAST Semi-Annual Financial Statements with respect to the MFS Blue Chip Growth Portfolio, and the SST Prospectus, the SST Annual Report and the SST Semi-Annual Financial Statements with respect to the TRP Growth Stock Portfolio. You may request a copy of the SAST Prospectus, the SST Prospectus, the SAST Annual Report, the SST Annual Report, the SAST Semi-Annual Financial Statements and the SST Semi-Annual Financial Statements at no charge by calling (800) 445-7862 or writing the relevant Trust.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the TRP Growth Stock Portfolio

60%
50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
-50%
8.56%
10.54%
1.24%
33.20%
-1.14%
30.39%
36.46%
19.79%
-40.91%
45.45%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the 10-year period shown in the bar chart, the highest return for a quarter was 27.50% (quarter ended June 30, 2020) and the lowest return for a quarter was -25.78% (quarter ended June 30, 2022). The year-to-date calendar return as of September 30, 2024 was 22.35%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Class 1 Shares	45.45%	12.87%	11.35%
Class 2 Shares	45.32%	12.72%	11.19%
Class 3 Shares	45.12%	12.60%	11.07%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)[1]	26.29%	15.69%	12.03%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%

[1]	The S&P 500® Index tracks the common stock performance of 500 large-capitalization companies publicly traded in the United States.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the MFS Blue Chip Growth Portfolio

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
11.91%
4.40%
6.33%
27.06%
-5.27%
32.22%
30.69%
28.98%
-29.81%
41.08%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the 10-year period shown in the bar chart, the highest return for a quarter was 25.54% (quarter ended June 30, 2020) and the lowest return for a quarter was -19.66% (quarter ended June 30, 2022). The year-to-date calendar return as of September 30, 2024 was 27.33%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Class 1 Shares	41.08%	17.15%	12.68%
Class 2 Shares	40.94%	16.99%	12.51%
Class 3 Shares	40.85%	16.86%	12.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%

Because the Combined Portfolio will most closely resemble the MFS Blue Chip Growth Portfolio, the MFS Blue Chip Growth Portfolio will be the accounting survivor of the Reorganization. The Combined Portfolio will also maintain the performance history of the MFS Blue Chip Growth Portfolio at the closing of the Reorganization.

Management of the Portfolios

SunAmerica serves as investment adviser and manager for each Portfolio. SunAmerica selects the subadvisers for the Portfolios, oversees the subadvisers’ management of the Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica, located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302, is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $74.6 billion as of October 31, 2024. SunAmerica is an indirect, wholly-owned subsidiary of Corebridge Financial, Inc.

SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into subadvisory agreements relating to the Portfolios with unaffiliated subadvisers approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ unaffiliated subadvisers for new or existing portfolios, change the terms of subadvisory agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Portfolios to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Portfolios’ shareholders have approved the Portfolios’ reliance on the no-action relief. SunAmerica will determine if and when a Portfolio should rely on the no-action relief.

T. Rowe Price serves as the subadviser for the TRP Growth Stock Portfolio. T. Rowe Price is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of September 30, 2024, T. Rowe Price had approximately $1.63 trillion in assets under management.

The TRP Growth Stock Portfolio is managed by Joseph B. Fath, CPA. Mr. Fath serves as Portfolio Manager and Investment Advisory Committee Chairman and Vice President. He joined T. Rowe Price in 2002.

MFS serves as the subadviser for MFS Blue Chip Growth Portfolio. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $598 billion as of October 31, 2024. MFS is a registered trademark of Massachusetts Financial Services Company.

The MFS Blue Chip Growth Portfolio is managed by Matthew W. Krummell, James C. Fallon, John E. Stocks, and Jonathan W. Sage.

Name and Title	Portfolio Manager of the Portfolio Since
Matthew W. Krummell Investment Officer, Lead Portfolio Manager	2013
James C. Fallon Investment Officer	2015
John E. Stocks Investment Officer	2015
Jonathan W. Sage Investment Officer	2015

The MFS Blue Chip Growth Portfolio is managed by Matthew W. Krummell, James C. Fallon, Jonathan W. Sage and John E. Stocks. Mr. Krummell, Investment Officer and Lead Portfolio Manager, has been employed in the investment area of MFS since 2001. Mr. Fallon, Investment Officer, has been employed in the investment area of MFS since 1999. Mr. Sage, Investment Officer, has been employed in the investment area of MFS since 2000. Mr. Stocks, Investment Officer, has been employed in the investment area of MFS since 2001.

The SAST SAI and SST SAI, as applicable, provide additional information about the compensation of each Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Portfolio and other funds managed by SunAmerica.

As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser of the Combined Portfolio and MFS will continue to serve as subadviser to the Combined Portfolio. It is anticipated that Matthew W. Krummell, James C. Fallon, Jonathan W. Sage and John E. Stocks will be the portfolio managers of the Combined Portfolio following the Reorganization.

The exemptive order discussed above will continue to apply to the Combined Portfolio following the completion of the Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreement

Pursuant to the Trust’s Investment Advisory and Management Agreement with SunAmerica (the “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the average daily net asset value of each Portfolio at the following annual rates listed below:

Portfolio	Average daily net asset value	Advisory Fee Rate
TRP Growth Stock Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%

MFS Blue Chip Growth Portfolio	First $250 million	0.70%
	Next $250 million	0.65%
	Over $500 million	0.60%

The management fee rate of the TRP Growth Stock Portfolio is higher at all asset levels than the management fee rate of the MFS Blue Chip Growth Portfolio. As a result, following the Reorganization, TRP Growth Stock Portfolio shareholders will be subject to lower annualized management fees. Pursuant to an Advisory Fee Waiver Agreement, effective through July 31, 2026, SunAmerica is contractually obligated to waive a portion of its advisory fee for the TRP Growth Stock Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.80% on the first $250 million, 0.75% on the next $250 million, and 0.70% above $500 million. In addition, pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed through April 30, 2026, to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1, Class 2 and Class 3 shares of the MFS Blue Chip Growth Portfolio exceed 0.85%, 1.00% and 1.10%, respectively, of the MFS Blue Chip Growth Portfolio’s average daily net assets. For its most recent fiscal year, each Portfolio paid SunAmerica a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:

Portfolio	Fee
TRP Growth Stock Portfolio	0.85%
MFS Blue Chip Growth Portfolio	0.66%

The terms of each Portfolio’s Management Agreement with SunAmerica are substantially similar, and the services provided to each Portfolio under the Management Agreement are substantially similar.

A discussion regarding the basis for the relevant Board’s approval of the applicable Management Agreement is available in the SAST Annual Report or the SST Annual Report, as applicable.

Following the completion of the Reorganization, the Combined Portfolio will be managed by SunAmerica pursuant to the Management Agreement with respect to the MFS Blue Chip Growth Portfolio, as described above. As discussed above, the services provided to each Portfolio under the Management Agreement are substantially similar.

Service Providers

State Street Bank and Trust Company (“State Street”), located at One Congress Street, Boston, Massachusetts 02114, serves as custodian for each Portfolio. In this capacity, State Street maintains the portfolio securities held by each Portfolio, administers the purchase and sale of portfolio securities and performs certain other duties. VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Portfolio’s transfer and dividend disbursing agent. PricewaterhouseCoopers LLP (“PwC”), located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Portfolio’s independent registered public accounting firm. PwC performs an annual audit of each Portfolio’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.

Combined Portfolio. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Portfolio will continue to use such service providers.

Distribution and Service Fees

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan (each, a “Plan” and together, the “Plans”) that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. There is no 12b-1 Plan in effect for Class 1 shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares, as applicable. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3, as applicable, assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.

Following the Reorganization, the Combined Portfolio will continue to be subject to the Plan, as described above, for its share classes. The Plans are identical for each share class of each Portfolio.

Dividends and Distributions

The policies with respect to payment of dividends and distributions of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio are identical and such procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific policies with respect to payment of dividends and capital gains distributions.

Market Timing Trading Policies and Procedures

The market timing trading policies and procedures of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio are identical, and such policies and procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific market timing trading policies and procedures.

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio are identical and such procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific procedures applicable to purchases and redemptions of shares.

Shares of the MFS Blue Chip Growth Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SunAmerica, SAST’s investment adviser and manager. The term “Manager” as used in this section means either SunAmerica or other registered investment advisers that serve as subadvisers to SAST, as the case may be. All shares of SAST are owned by “Separate Accounts” of the life insurance companies, certain portfolios of SAST and certain series of Seasons Series Trust. If you would like to invest in a portfolio, you must purchase a Variable Contract from one of the life insurance companies. SAST offers three classes of shares: Class 1, Class 2 and Class 3 shares. The MFS Blue Chip Growth Portfolio offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all portfolios of SAST are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described herein, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the MFS Blue Chip Growth Portfolio available to you in the prospectus that offers the Variable Contracts.

SAST does not foresee a disadvantage to contract owners arising out of the fact that SAST offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Board of SAST intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force SAST to sell portfolio securities at disadvantageous prices.

Valuation of shares. The net asset value per share (“NAV”) for the MFS Blue Chip Growth Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for the MFS Blue Chip Growth Portfolio’s class of shares also may be calculated on any other day in which there is sufficient liquidity in the securities held by the MFS Blue Chip Growth Portfolio. As a result, the value of the MFS Blue Chip Growth Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. The value of the investments held by the MFS Blue Chip Growth Portfolio are determined by SunAmerica, as the “valuation designee”, pursuant to its valuation procedures. The Board of Trustees of SAST oversees the valuation designee and at least annually reviews its valuation policies and procedures.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued by the valuation designee at fair value in accordance with valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, the MFS Blue Chip Growth Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the MFS Blue Chip Growth Portfolio’s shares, and the MFS Blue Chip Growth Portfolio may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the valuation designee determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.

The MFS Blue Chip Growth Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the MFS Blue Chip Growth Portfolio is open. For foreign equity securities and foreign equity futures contracts, SAST uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of the MFS Blue Chip Growth Portfolio.

Certain of the portfolios of SAST may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when SAST does not price its shares. As a result, the value of these portfolios’ securities may change on days when SAST is not open for purchases or redemptions.

Buy and sell prices. The Separate Accounts, certain portfolios of SAST and certain series of Seasons Series Trust buy and sell shares of the MFS Blue Chip

Growth Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. SAST is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by SAST. If the order is received and is in good order by SAST, or the insurance company as its authorized agent, before SAST’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

Under the 1940 Act, the MFS Blue Chip Growth Portfolio may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:

•	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;

•

during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the MFS Blue Chip Growth Portfolio to dispose of securities owned by it or (ii) it is not reasonably practicable for the MFS Blue Chip Growth Portfolio to fairly determine the value of its net assets; or

•	during such other periods as the SEC may by order permit to protect MFW Blue Chip Growth Portfolio shareholders.

The SEC will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.

Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, SAST expects to meet redemption requests by using cash or cash equivalents in the MFS Blue Chip Growth Portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, the MFS Blue Chip Growth Portfolio may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.

Frequent Purchases and Redemptions of Shares

The MFS Blue Chip Growth Portfolio, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the MFS Blue Chip Growth Portfolio.

The Board of SAST has adopted policies and procedures with respect to market timing activity as discussed below.

SAST believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Market timing in MFS Blue Chip Growth Portfolio investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which the MFS Blue Chip Growth Portfolio’s international portfolio securities trade and the time as of which the MFS Blue Chip Growth Portfolio’s NAV is calculated. Market timing in the MFS Blue Chip Growth Portfolio investing significantly in junk bonds may occur if market prices are not readily available for the MFS Blue Chip Growth Portfolio’s junk bond holdings. Market timers may purchase shares of the MFS Blue Chip Growth Portfolio based on events occurring after foreign market closing prices are established but before calculation of the MFS Blue Chip Growth Portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by the MFS Blue Chip Growth Portfolio. One of the objectives of SAST’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Purchase, Redemption and Valuation of Shares – Valuation of Shares” above).

Although shares of the MFS Blue Chip Growth Portfolios may be held by other portfolios of SAST and Seasons Series Trust, they are generally held through Separate Accounts. The ability of SAST to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the MFS Blue Chip Growth must rely on the Separate Accounts to both monitor market timing within the MFS Blue Chip Growth and attempt to prevent it through their own policies and procedures.

SAST has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which SAST becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that SAST will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not SAST detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. SAST reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that SAST determines not to be in the best interest of the MFS Blue Chip Growth. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by SAST. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the MFS Blue Chip Growth and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies and by other portfolios of SAST and Seasons Series Trust. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.

Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts and to other portfolios of the Trust and Seasons Series Trust. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table for the Acquiring Portfolio is intended to help you understand the Acquiring Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Acquiring Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited (except for the period ended July 31, 2024) by PricewaterhouseCoopers LLP, whose report, along with the Acquiring Portfolio’s financial statements, is included in the SAST Annual Report, which is available upon request. The Acquiring Portfolio’s unaudited financial statements for the semi-annual period ended July 31, 2024 are included in the Trust Semi-Annual Financial Statements, which is available upon request.

The financial highlights of the Target Portfolio are included in the SST Prospectus, which is incorporated herein by reference into this Combined Information Statement/Prospectus. The financial highlights of the Target Portfolio may also be found in the SST Annual Report and the SST Semi-Annual Financial Statements, which are available upon request.

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/ or reimburse- ments(3)		Total expenses after waivers and/or reimburse- ments		Net investment income (loss)		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/20	$12.56	$0.08	$2.67	$2.75	$(0.09)	$(1.49)	$(1.58)	$13.73	22.80%	$577,795	0.69%		0.69%		0.59%		53%
01/31/21	13.73	0.04	3.80	3.84	(0.09)	(1.39)	(1.48)	16.09	28.66	572,522	0.68		0.68		0.25		60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	(2.06)	(2.10)	17.20	19.12	560,053	0.68		0.68		0.06		49
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70		0.70		0.50		52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70		0.70		0.12		43
07/31/24@	14.30	0.00	2.57	2.57	—	—	—	16.87	17.97	456,615	0.69	(4)	0.69	(4)	0.06	(4)	20

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/20	12.51	0.06	2.66	2.72	(0.06)	(1.49)	(1.55)	13.68	22.68	3,204	0.84		0.84		0.44		53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	(1.39)	(1.46)	16.01	28.35	3,584	0.83		0.83		0.10		60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83		0.83		(0.09)		49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84		0.84		0.34		52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85		0.85		(0.04)		43
07/31/24@	14.17	(0.01)	2.55	2.54	—	—	—	16.71	17.93	3,460	0.84	(4)	0.84	(4)	(0.09	)(4)	20

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/20	12.43	0.04	2.64	2.68	(0.05)	(1.49)	(1.54)	13.57	22.49	135,148	0.94		0.94		0.34		53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	(1.39)	(1.45)	15.87	28.26	157,366	0.93		0.93		0.00		60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93		0.93		(0.20)		49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95		0.95		0.25		52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95		0.95		(0.14)		43
07/31/24@	13.96	(0.01)	2.50	2.49	—	—	—	16.45	17.84	210,067	0.94	(4)	0.94	(4)	(0.19	)(4)	20

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the TRP Growth Stock Portfolio will transfer its assets and liabilities to the MFS Blue Chip Growth Portfolio in exchange for Class 1, Class 2 and Class 3 shares of the MFS Blue Chip Growth Portfolio. For more details about the Reorganization Agreement, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the MFS Blue Chip Growth Portfolio issued to the TRP Growth Stock Portfolio will have an aggregate net asset value equal to the aggregate net asset value of the TRP Growth Stock Portfolio’s shares outstanding immediately prior to the Reorganization. Upon receipt by the TRP Growth Stock Portfolio of the shares of the MFS Blue Chip Growth Portfolio, the TRP Growth Stock Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the TRP Growth Stock Portfolio will be terminated as a series of SST under applicable state law.

The distribution of MFS Blue Chip Growth Portfolio shares to the TRP Growth Stock Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the MFS Blue Chip Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the TRP Growth Stock Portfolio held in your Variable Contract on that date. See “Terms of the Reorganization Agreement” below.

Accordingly, as a result of the Reorganization, shareholders of the TRP Growth Stock Portfolio will own the same class of shares of the MFS Blue Chip Growth Portfolio having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s TRP Growth Stock Portfolio shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Portfolio’s net asset value. However, as a result of the Reorganization, a shareholder of the TRP Growth Stock Portfolio or the MFS Blue Chip Growth Portfolio will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the MFS Blue Chip Growth Portfolio will acquire the assets of the TRP Growth Stock Portfolio on the Closing Date in consideration for the assumption of the TRP Growth Stock Portfolio’s liabilities and shares of the MFS Blue Chip Growth Portfolio.

On the Closing Date, the TRP Growth Stock Portfolio will transfer to the MFS Blue Chip Growth Portfolio its assets in exchange solely for Class 1, Class 2 and Class 3 shares of the MFS Blue Chip Growth Portfolio that are equal in value to the value of the net assets of the TRP Growth Stock Portfolio transferred to the MFS Blue Chip Growth Portfolio as of the Closing Date, as determined in accordance with the

MFS Blue Chip Growth Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the MFS Blue Chip Growth Portfolio of the liabilities of the TRP Growth Stock Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the TRP Growth Stock Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The TRP Growth Stock Portfolio expects to distribute the shares of the MFS Blue Chip Growth Portfolio to the shareholders of the TRP Growth Stock Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the TRP Growth Stock Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of SST. Thereafter, the TRP Growth Stock Portfolio will be terminated as a series of SST under Massachusetts law.

Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Trust, on behalf of the Portfolios, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Information Statement/Prospectus forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the TRP Growth Stock Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Trust, on behalf of the relevant Portfolio.

Reasons for the Reorganization

The Board of Trustees of SST evaluated the Reorganization and approved the Reorganization. The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:

•

The differences in the respective investment objectives of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio. The fact that certain strategies of the TRP Growth Stock Portfolio and MFS Blue Chip Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment objective and investment strategy between the MFS Blue Chip Growth Portfolio and the TRP Growth Stock Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the TRP Growth Stock Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of the TRP Growth Stock Portfolio.

•

Many of the portfolio holdings of the TRP Growth Stock Portfolio would be sold before the Reorganization would be completed or would not continue to be held by the MFS Blue Chip Growth Portfolio after completion of the Reorganization.

•

The personnel of SunAmerica and the relevant Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•

The relative performance histories of each Portfolio over different time periods compared with each other. The Trustees considered that the Acquiring Portfolio had a better long-term (i.e., 5-year and 10-year) performance history, despite not having better performance over the most recent 1-year period.

•	The relative size of the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio, and the prospects for further growth and long-term viability of the TRP Growth Stock Portfolio.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the TRP Growth Stock Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the TRP Growth Stock Portfolio own immediately prior to the Reorganization, and that shareholders of the TRP Growth Stock Portfolio will not be diluted as a result of the Reorganization.

•

The fact that SunAmerica or its affiliates and the Target Portfolio will each pay half of the expenses incurred in connection with the Reorganization, including all half of direct and indirect expenses and out-of-pocket costs, other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The possible alternatives to the Reorganization.

For these and other reasons, the Board of Trustees of SST unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the TRP Growth Stock Portfolio and the interests of the TRP Growth Stock Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Neither Trust’s Declaration of Trust nor applicable state law require shareholder approval of the Reorganization. Moreover, Rule 17a-8 under the 1940 Act does not require shareholder approval of the Reorganization, provided certain conditions are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board has determined that each Reorganization is in the best interests of each Portfolio, shareholders are not being asked to vote on the Reorganization.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to interests in the TRP Growth Stock Portfolio held by the Separate Accounts and the holders of Variable Contracts issued by the Separate Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts issued by the Separate Accounts are and remain qualified as Annuity Contracts. Owners of Variable Contracts should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust, on behalf of each Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the TRP Growth Stock Portfolio or by the MFS Blue Chip Growth Portfolio upon the transfer of all of the assets of the TRP Growth Stock Portfolio to the MFS Blue Chip Growth Portfolio solely in exchange for the shares of the MFS Blue Chip Growth Portfolio and the assumption by the MFS Blue Chip Growth Portfolio of the liabilities of the TRP Growth Stock Portfolio; or upon the distribution of the shares of the MFS Blue Chip Growth Portfolio by the TRP Growth Stock Portfolio to its Life Company Holders in the subsequent termination of the TRP Growth Stock Portfolio.

•

No gain or loss will be recognized by a Life Company Holder of the TRP Growth Stock Portfolio that exchanges all of its shares of the TRP Growth Stock Portfolio solely for the shares of the MFS Blue Chip Growth Portfolio pursuant to the Reorganization.

•

The tax basis of the shares of the MFS Blue Chip Growth Portfolio received by a Life Company Holder of the TRP Growth Stock Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the TRP Growth Stock Portfolio surrendered in exchange therefor.

•

The holding period of the shares of the MFS Blue Chip Growth Portfolio received by a Life Company Holder of the TRP Growth Stock Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the TRP Growth Stock Portfolio surrendered in exchange therefor.

•

The MFS Blue Chip Growth Portfolio’s tax basis in assets of the TRP Growth Stock Portfolio received by the MFS Blue Chip Growth Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the TRP Growth Stock Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the TRP Growth Stock Portfolio upon the transfer, and the MFS Blue Chip Growth Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the TRP Growth Stock Portfolio except for any assets which may be marked to market for federal income taxes on the termination of the TRP Growth Stock Portfolio’s taxable year or on which gain was recognized upon the transfer to the MFS Blue Chip Growth Portfolio.

The opinion of Willkie Farr & Gallagher LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the MFS Blue Chip Growth Portfolio and the TRP Growth Stock Portfolio and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the TRP Growth Stock Portfolio, the MFS Blue Chip Growth Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of the TRP Growth Stock Portfolio at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The MFS Blue Chip Growth Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the TRP Growth Stock Portfolio and its shareholders.

Effect on Owners of Variable Contracts

Contract Owners will not recognize gain or loss as a result of the Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to either Reorganization.

Effect on the Separate Accounts of the Life Companies

Prior to the Closing Date, the TRP Growth Stock Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by such TRP Growth Stock Portfolio distributions.

As discussed above, a substantial portion (approximately 28%) of the portfolio securities of the TRP Growth Stock Portfolio are expected to be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the TRP Growth Stock Portfolio’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the TRP Growth Stock Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares and owners of Variable Contracts will not be taxed on these distributions. SunAmerica also has advised that none of the TRP Growth Stock Portfolio or the Combined Portfolio will dispose of holdings in the TRP Growth Stock Portfolio’s or the Combined Portfolio’s portfolio to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.

As a result of the Reorganization, the MFS Blue Chip Growth Portfolio will succeed to tax attributes, including capital loss carryforwards, if any, of the TRP Growth Stock Portfolio. The capital loss carryforwards of both Portfolios will be available to offset future capital gains recognized by the Combined Portfolio, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. To the extent these limitations apply, the Combined Portfolio may not be able to use all or a portion of a Portfolio’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Portfolio and its shareholders post-closing of the Reorganization. As of March 31, 2024 for the TRP Growth Stock Portfolio and January 31, 2024 for the MFS Blue Chip Growth Portfolio, neither Portfolio had capital loss carryforwards. Thus, it is not anticipated that the limitations on use of a Portfolio’s capital loss carryforwards, if any, would be material.

Expenses of the Reorganization

It is currently estimated that the total expenses of the Reorganization will be approximately $163,000. SunAmerica and the Target Portfolio will split such expenses evenly, resulting in the Target Portfolio paying approximately $81,500 in expenses. However, SunAmerica or its affiliates will not pay any transaction costs relating to the sale of the Target Portfolio’s portfolio securities prior to or after the closing of the Reorganization as described in the Reorganization Agreement. All other expenses of the Reorganization shall be paid by the Target Portfolio other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities after the closing of the Reorganization, which will be borne by the Combined Portfolio. Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Information Statement/Prospectus; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

SunAmerica has estimated that the brokerage commission and other transactions costs associated with the pre-Reorganization repositioning will be $12,600. Neither of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the MFS Blue Chip Growth Portfolio will be passed on by Willkie Farr & Gallagher LLP and Morgan Lewis & Bockius LLP, special counsel to the Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of September 30, 2024: (i) the unaudited capitalization of the TRP Growth Stock Portfolio; (ii) the unaudited capitalization of the MFS Blue Chip Growth Portfolio; and (iii) the unaudited pro forma combined capitalization of the Combined Portfolio. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Capitalization of TRP Growth Stock Portfolio, MFS Blue Chip Growth Portfolio

and Pro Forma Combined Portfolio as of September 30, 2024

TRP Growth Stock Portfolio

	Class 1	Class 2	Class 3
Net Assets:	$167,731,820	$29,119,455	$23,641,768
Shares Outstanding:	6,993,349	1,318,976	1,130,150
Net Assets Per Share:	$23.98	$22.08	$20.92

MFS Blue Chip Growth Portfolio

	Class 1	Class 2	Class 3
Net Assets:	$459,793,292	$3,462,823	$219,796,199
Shares Outstanding:	26,040,018	198,051	12,773,888
Net Assets Per Share:	$17.66	$17.48	$17.21

Pro Forma Adjustments

	Class 1	Class 2	Class 3
Net Assets: (1)	($61,998)	($10,763)	($8,739)
Shares Outstanding:	—	—	—
Net Assets Per Share:	—	—	—

Pro Forma Combined Portfolio

	Class 1	Class 2	Class 3
Net Assets:	$627,463,114	$32,571,515	$243,429,228
Shares Outstanding:	35,530,188	1,863,359	14,144,638
Net Assets Per Share:	$17.66	$17.48	$17.21

(1)	Reflects pro forma adjustments of $81,500 for estimated one-time merger expense.

Shareholder Information

As of November 25, 2024, there were 8,786,107 shares of the TRP Growth Stock Portfolio outstanding. As of such date, the Trustees and officers of SST as a group owned less than 1% of the shares of the TRP Growth Stock Portfolio. As of November 25, 2024, no person was known by the TRP Growth Stock Portfolio to own beneficially or of record 5% or more of any class of shares of the TRP Growth Stock Portfolio except as follows:

Name & Address	Allocation Portfolios	Seasons Strategies	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio
TRP Growth Stock Portfolio (Class 1)	9.625%	5.681%	67.337%	17.357%
TRP Growth Stock Portfolio (Class 2)	0%	100%	0%	0%
TRP Growth Stock Portfolio (Class 3)	0%	98.202%	0%	0%

The Seasons Managed Allocation Portfolios, each a series of SST, consist of SA Allocation Balanced Portfolio, SA Allocation Growth Portfolio, SA Allocation Moderate Growth Portfolio and SA Allocation Moderate Portfolio and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367. SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio are each a series of SAST and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367.

As of November 25, 2024, there were 40,851,690 shares of the MFS Blue Chip Growth Portfolio outstanding. As of such date, the Trustees and officers of SAST as a group owned less than 1% of the shares of the MFS Blue Chip Growth Portfolio. As of

November 25, 2024, no person was known by the MFS Blue Chip Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the MFS Blue Chip Growth Portfolio except as follows:

Name & Address	American General Life Insurance Company	Allocation Portfolios	SA VCP Dynamic Allocation Portfolio	SA VCP Dynamic Strategy Portfolio	The United States Life Insurance Company in the City of New York
MFS Blue Chip Growth Portfolio (Class 1)	N/A	10.207%	55.577%	30.357%	N/A
MFS Blue Chip Growth Portfolio (Class 2)	100%	N/A	N/A	N/A	N/A
MFS Blue Chip Growth Portfolio (Class 3)	92.266%	N/A	N/A	N/A	6.684%

American General Life Insurance Company is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019. The Allocation Portfolios, each a series of SAST, consist of SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio and SA VCP Index Allocation Portfolio and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367. SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio are each a series of SAST and their address is 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367. The United States Life Insurance Company in the City of New York is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Trust, on behalf of the relevant Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

Fundamental Investment Restrictions

Each Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

The following descriptions of the 1940 Act may assist investors in understanding the above restrictions.

With respect to fundamental investment restriction number 1 above, the 1940 Act permits a Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings); provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Portfolio to engage in trading practices and investments that may be considered to be borrowings to the extent consistent with the 1940 Act and applicable SEC and SEC staff interpretive positions and guidance. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction to the extent consistent with applicable SEC and SEC staff interpretive positions and guidance.

With respect to fundamental investment restriction number 2 above, the 1940 Act permits a Portfolio to engage in the underwriting business or underwrite the securities of other issuers within certain limits. A Portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act. Under the Securities Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the Securities Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the Securities Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a Portfolio if it invests in restricted securities. Although it is not believed that the application of the Securities Act provisions described above would cause a Portfolio to be engaged in the business of underwriting, investment restriction number 2 above will be interpreted not to prevent a Portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act.

With respect to fundamental investment restriction number 3 above, the 1940 Act permits a Portfolio to make loans within certain limits. The fundamental investment restriction permits a Portfolio to engage in securities lending, enter into repurchase agreements, acquire debt and other securities (to the extent deemed lending) and allows the Portfolio to lend money and other assets, in each case to the fullest extent permitted by the 1940 Act. SEC staff interpretations currently prohibit funds from lending portfolio securities of more than one-third of their total assets. Currently, the Portfolios do not, and do not expect to, engage in the lending of securities. If in the future, a Portfolio wished to lend securities, it would be permitted to do so only after it receives Board approval. The fundamental investment restriction will be interpreted not to prevent a Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans under the restriction.

With respect to fundamental investment restriction number 4, the 1940 Act prohibits a Portfolio from issuing “senior securities,” which are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets, except that a Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. A Portfolio also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to fundamental investment restriction number 5, the 1940 Act does not prohibit a Portfolio from owning real estate; however, a Portfolio is limited in the amount of illiquid investments it may purchase (real estate is generally considered illiquid). Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) limits a Portfolio’s acquisition of any illiquid investment, if at any time, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. The restriction will be interpreted to permit a Portfolio to invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to fundamental investment restriction number 6, the 1940 Act does not prohibit a Portfolio from owning commodities, whether physical commodities or contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies). However, a Portfolio is limited in the amount of illiquid investments it may purchase. To the extent that investments in commodities are considered illiquid, the Liquidity Rule limits a Portfolio’s acquisition of any illiquid investment, if at any time, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. If a Portfolio were to invest in a physical commodity or a physical commodity-related instrument, the Portfolio would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The restriction will be interpreted to permit investments in other investment companies that invest in physical and/or financial commodities.

With respect to fundamental investment restriction number 7, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (other than private activity municipal debt securities whose principal and interest payments are derived principally from the revenues and the assets of a non-governmental user); and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. Finally, the restriction will be interpreted to give broad authority to the Portfolios as to how to classify issuers within or among industries. The SA VCP Dynamic Allocation Portfolio and the SA VCP Dynamic Strategy Portfolio do not consider investment companies to be an industry for purposes of this restriction and the investment by a Portfolio in an Underlying Portfolio that concentrates its investments in a particular industry or group of industries will not be considered an investment by the Portfolio in that particular industry or group of industries.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this   day of     , 2025, among and between     , a Massachusetts business trust (the “Acquiring Trust”), on behalf of the      (the “Acquiring Fund”),     , a Massachusetts business trust (the “Target Trust,” and together with the Acquiring Trust, the “Trusts”), on behalf of the      (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, SunAmerica Asset Management, LLC. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the applicable Trust.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1, Class 2 and Class 3 shares of the Acquiring Fund, as applicable (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Target Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Target Fund; Class 2 shares of the Acquiring Fund correspond to Class 2 shares of the Target Fund; and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management, LLC, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Acquiring Trust, on behalf of the Acquiring Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing Date, the Target Trust, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Acquiring Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Acquiring Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Target Trust on behalf of the Target Fund. The Acquiring Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Target Fund shall be terminated as a series of the Target Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, respectively.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Acquiring Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on April 28, 2025, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET TRUST AND THE TARGET FUND. The Target Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Trust is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Target Trust. The Target Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Target Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) If applicable, the Registration Statement on Form N-14 and the Combined Information Statement/Prospectus contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Target Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Target Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Target Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.

(f) The Target Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Target Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Target Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of March 31, 2024 the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [    ], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Target Fund for the six months ended September 30, 2024 have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2024 [and the unaudited financial statements for the six months ended September 30, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the

Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by the Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since September 30, 2024 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since September 30, 2024, there has not been any amendment of the Target Trust’s organizational documents in a manner materially affecting the Target Fund.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Target Fund, as applicable. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Target Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Target Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Target Trust. This Agreement constitutes a valid and binding obligation of the Target Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund is a separate series of the Target Trust that is treated as a corporation separate from any and all other series of the Target Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.

(q) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:

(a) The Acquiring Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Acquiring Trust. The Acquiring Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Trust and the Target Fund furnished to the Acquiring Fund by the Acquiring Trust or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Acquiring Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Acquiring Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of January 31, 2024, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by [    ], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended July 31, 2024 have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended January 31, 2024 and the unaudited financial statements for the six months ended July 31, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(k) The Acquiring Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Trust. This Agreement constitutes a valid and binding obligation of the Acquiring Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Fund is a separate series of the Acquiring Trust that is treated as a corporation separate from any and all other series of the Acquiring Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE ACQUIRING TRUST, THE ACQUIRING FUND, THE TARGET TRUST AND THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Target Trust.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4 ADDITIONAL INFORMATION. The Target Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Target Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Target Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Target Trust.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Target Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Target Trust as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Information Statement/Prospectus and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Trusts and the Funds, will render an opinion on these matters. None of the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trusts, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11 REASONABLE BEST EFFORTS. Each of the Acquiring Trust, the Acquiring Fund, the Target Trust and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Acquiring Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Target Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET TRUST AND THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Target Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Acquiring Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Acquiring Trust and the Acquiring Fund.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST AND THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Target Trust.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

7.4 The Acquiring Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Target Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Target Trust and the Target Fund.

7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING TRUST, THE ACQUIRING FUND, THE TARGET TRUST AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:

8.1 [RESERVED].

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Trust, the Acquiring Fund, the Target Trust or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Trusts shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trusts, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Target Trust, on behalf of the Target Fund, by the Acquiring Trust, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and

(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Trust, on behalf of the Acquiring Fund nor the Target Trust, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates and the Target Fund shall each bear 50% of the direct and indirect expenses incurred in connection with the transactions contemplated by the provisions of this Agreement, excluding any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date, which shall be borne by the Acquiring Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust, on behalf of the Acquiring Fund and the Target Trust, on behalf of the Target Fund. In addition, the Acquiring Trust, on behalf of the Acquiring Fund, or the Target Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the applicable Trust or to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trusts as specifically authorized by the Boards of Trustees.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 A copy of the Declaration of Trust of each Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of each Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 30 Hudson Street, 16th Floor, Jersey City, NJ 07302, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

, on behalf of its series,

Portfolio

By:
Name:
Title:

, on behalf of its series,

Portfolio

By:
Name:
Title:

SunAmerica Asset Management, LLC,
solely with respect to Article IX

By:
Name:
Title:

M6579IN6 (1/25)

SEASONS SERIES TRUST

SA T. Rowe Price Growth Stock Portfolio

SUNAMERICA SERIES TRUST

SA MFS Blue Chip Growth Stock Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2024

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of the SA T. Rowe Price Growth Stock Portfolio (the “TRP Growth Stock Portfolio” or the “Target Portfolio”) a series of Seasons Series Trust ( “SST”), into the SA MFS Blue Chip Growth Stock Portfolio (the “MFS Blue Chip Growth Portfolio” or the “Acquiring Portfolio” and together with the TRP Growth Stock Portfolio, the “Portfolios” and each, a “Portfolio”), a series of SunAmerica Series Trust (“SAST” and together with SST, the “Trusts” and each, a “Trust”).

This SAI contains information which may be of interest to shareholders of the TRP Growth Stock Portfolio relating to the Reorganization, but which is not included in the Combined Information Statement/Prospectus dated December 17, 2024 (the “Combined Information Statement/Prospectus”). As described in the Combined Information Statement/Prospectus, the Reorganization would involve the transfer of the assets and liabilities of the TRP Growth Stock Portfolio in exchange for the shares of the MFS Blue Chip Growth Portfolio. The TRP Growth Stock Portfolio will distribute the MFS Blue Chip Growth Portfolio shares it receives to its shareholders in complete liquidation of the TRP Growth Stock Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Combined Information Statement/Prospectus. The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to MFS Blue Chip Growth Portfolio, c/o SunAmerica Series Trust, 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367 or by calling 800.445.7862.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Information Statement/Prospectus.

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Additional Information about the TRP Growth Stock Portfolio and the MFS Blue Chip Growth Portfolio	S-3

Financial Statements	S-3

Supplemental Financial Information	S-3

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ADDITIONAL INFORMATION ABOUT

THE TRP GROWTH STOCK PORTFOLIO AND THE MFS BLUE CHIP GROWTH PORTFOLIO

Incorporated by reference is the Statement of Additional Information for SST in the Registration Statement on Form N-1A of SST dated July 29, 2024, as filed with the Securities and Exchange Commission on July 26, 2024.

Incorporated by reference is the Statement of Additional Information for SAST in the Registration Statement on Form N-1A of SAST dated May 1, 2024, as filed with the Securities and Exchange Commission on April 26, 2024.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the audited financial statements and financial highlights of the TRP Growth Stock Portfolio included in SST’s Annual Report to Shareholders on Form N-CSR for the fiscal year ended March 31, 2024 (the “SST Annual Financial Statements”) and the unaudited Semi-Annual Financial Statements of the TRP Growth Stock Portfolio for the six-month period ended September 30, 2024 (the “SST Semi-Annual Financial Statements”), and (ii) the audited financial statements and financial highlights of the MFS Blue Chip Growth Portfolio included in the SAST Annual Report to Shareholders on Form N-CSR for the fiscal year ended January  31, 2024 (the “SAST Annual Financial Statements ) and the unaudited Semi-Annual Financial Statements of the MFS Blue Chip Growth Portfolio for the six-month period ended July 31, 2024 (the “SAST Semi-Annual Financial Statements”). The SST Annual Financial Statements, the SAST Annual Financial Statements, the SST Semi-Annual Financial Statements and the SAST Semi-Annual Financial Statements contain historical financial information regarding the Portfolios. The SST Annual Financial Statements and the report of independent accountant therein with respect to the TRP Growth Stock Portfolio (filed via EDGAR on June 7, 2024, 2024, Accession No. 0001193125-24-156687) and the SST Semi-Annual Financial Statements (filed via EDGAR on December 6, 2024, Accession No. 0000898430-24-001404), are incorporated herein by reference. The SAST Annual Financial Statements and the report of independent accountant therein with respect to the MFS Blue Chip Growth Portfolio (filed via EDGAR on April 9, 2024, Accession No. 0001193125-24-090493) and the Semi-Annual Financial Statements (filed via EDGAR on October 8, 2024, Accession No. 0000898430-24-000673), are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the MFS Blue Chip Growth Portfolio and the TRP Growth Stock Portfolio, and the fees and expenses of the MFS Blue Chip Growth Portfolio on a pro forma basis after giving effect to the Reorganization, is included in the section entitled “Summary – Fees and Expenses” of the Combined Information Statement/Prospectus.

The Reorganization will not result in a material change to the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. As a result, a schedule of investments of the Target Portfolio modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Portfolio’s portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization.

There are no material differences in accounting policies of the TRP Growth Stock Portfolio as compared to those of the MFS Blue Chip Growth Portfolio.

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